Borrowings - Narrative (Details) - Term B Loans (Secured) - USD ($) $ in Millions	1 Months Ended
	Jun. 30, 2026	Jun. 29, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%	3.00%
Notional amount	$ 1,900	$ 1,950
Other finance income	$ 23